SUBSEQUENT EVENTS (Details) - USD ($)		2 Months Ended	12 Months Ended
	Jan. 12, 2021	Mar. 01, 2021	Dec. 31, 2020	Dec. 31, 2019
Debentures converted to common stock			$ 1,310,000	$ 331,000
Subsequent Event [Member] | Senior Convertible debentures [Member]
Principal amount	$ 500,000
Number of common shares issued upon conversion of debentures	318,664,776
Debentures converted to common stock	$ 1,964,500
Subsequent Event [Member] | Convertible debentures [Member]
Description of convertible debentures	The Debenture (i) is non-interest bearing, (ii) has a maturity date of January 12, 2022, (iii) is convertible into shares of common stock (“Common Stock”) of the Company at the election of the Investor at any time, subject to a beneficial ownership limitation of 9.99%, and (iv) has a conversion price equal to the lesser of $0.33 and 85% of the lowest Volume Weighted Average Price (VWAP) during the five (5) Trading Days immediately prior to the conversion date
Subsequent Event [Member] | Investors [Member] | Cash [Member]
Debt securities	$ 500,000
Subsequent Event [Member] | Claire Thom [Member]
Directors fees waive		$ 204,500
Subsequent Event [Member] | Scott Ogilvie [Member]
Directors fees waive		$ 231,167